Commitments, Guarantees, Charges and Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Commitments, Guarantees, Charges and Contingent Liabilities [Abstract]
COMMITMENTS, GUARANTEES, CHARGES AND CONTINGENT LIABILITIES
NOTE 22:-	COMMITMENTS, GUARANTEES, CHARGES AND CONTINGENT LIABILITIES

a.	Charges:

To secure its liabilities to banks, the Group recorded a floating charge on its entire assets and a fixed charge on share capital and goodwill and all other assets and rights of any type or kind that the Company has or will have in the future. The balance of the amounts pledged under said charge amounts to $1,788 thousand as of December 31, 2023 (December 31, 2022 – $1,575 thousand) in order to receive guarantees in an aggregate of $1,839 thousand.

The Company also recorded a charge in respect of a mortgage on vehicles, on the entire rights the mortgagers have and will have in the future from insuring the mortgaged vehicle, whether by the mortgagers or by banks, and on any right to compensation or indemnification the mortgagers will have towards a third party.

Moreover, to receive credit by a subsidiary, the Company and the subsidiary recorded a senior charge on the mortgagers’ rights in connection with a contract signed on September 6, 2012 with the Israeli Ministry of Defense as a result of a tender published by the Ministry for the procurement of training courses, including the entire collaterals and guarantees granted to the mortgagers for securing the above rights and all the rights related to said rights.

b.	Guarantees:

As of December 31, 2023, the consolidated statement of financial position includes bank guarantees totaling approximately to $1,839 thousand that have been granted to customers and suppliers in connection with tender-based performance contracts and office lease.

c.	Contingent liabilities:

The Company is and may be subject to various legal proceedings, contingencies and claims that arise in the course of business, including some claims from current or former employees, as well as governmental and other regulatory investigations and proceedings. If determined adversely to the Company, then such claims could cause the Company to be subject to fines, penalties, and other contingencies.

There is no pending litigation or proceeding against any of HUB Security’s office holders as to which indemnification is currently being sought, and, except as described below, HUB Security is not aware of any pending or threatened litigation, the outcome of which, the Company believes, if determined adversely to the Company, would individually or taken together have a material adverse effect on its business, operating results, cash flows or financial condition or may result in claims for indemnification by any office holder. Defending such proceedings is costly and can impose a significant burden on management and employees. The results of any current or future litigation cannot be predicted with certainty, and regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.

The below is a brief summary of the litigation and other proceedings the Company is currently facing:

1.	Insurance reimbursement claim–- During May 2018, a company named Rotem filed to the District Court in Tel Aviv an Insurance reimbursement claim against approximately 16 defendants, with HUB Security being among them, with respect to damages caused by a fire in the plaintiff’s factory. The Company’s management based on its legal advisors believes that its liability with regards to this claim seems remote and possesses insurance coverage to cover any liabilities that may arise from this case.

2.	Contract Tender Litigation–- On March 29, 2022, two plaintiffs petitioned the District Court in Tel Aviv for certification of a class of plaintiffs in a class action suit against the Company and seven individuals serving as its officers and directors as of such date. The request for certification is based on a delay in HUB’s making a public announcement of the cancellation of a contract tender whose award to HUB had been previously announced. The canceled contract represented revenue to HUB of NIS 800 thousand (approximately $250 thousands) per year, and HUB’s previous announcement stated that the contract tender would have a material effect on its 2022 financial results. HUB was notified of the cancellation of the award of the tender on the afternoon of Wednesday, March 23, 2022, which was the same day that HUB announced its execution of the Business Combination Agreement. HUB reported the cancellation of the award on Sunday, March 27, 2022. The applicable rules of the Tel Aviv Stock Exchange (TASE) and the Israel Securities Authority, require announcements of this kind to be made not later than the trading day following a Company’s receipt of the relevant information. Friday is not a trading day on the TASE, so HUB’s report can be said to have been made one day late. The price of HUB’s ordinary shares on the TASE fell by approximately 35% on March 27, 2022.

The plaintiff’s request to the court cites total damages at NIS 229,000 thousand (approximately $70,000 thousand). On October 20, 2022, the amount claimed was reduced from NIS 229,440 thousand to NIS 5,440 thousand (approximately $1,480 thousand).

On January 30, 2023, the amount requested was increased to NIS 64,000 thousand. On February 2, 2023, a partial judgment was issued in which the motion to withdraw against the directors was approved, leaving the motion pending against the Company and its former Chief Executive Officer only. The answer to the amended approval request was submitted by September 3, 2023, and the response by the plaintiffs was submitted on October 22, 2023.

Though the Company believes that the request for certification on this claim will be denied by the court, and that it has strong defenses to any class action that may ultimately be allowed to proceed, there can be no assurance that a court will not find the Company liable for significantly greater amounts. At this stage of the proceedings, it is not possible to assess the chances of the application being accepted or rejected in part or in full. A court’s finding of significant liability against us could negatively affect our share price and have a material effect on our business and financial condition. The hearings were conducted on May 22-23, 2024, and at the court’s suggestions a mediator was appointed on June 16, 2024 in order to attempt to reach a settlement between the parties. Two mediation meetings were conducted separately with each party on July 7, 2024 and on July 9, 2024. On August 7, 2024 the appointed mediator announced that the yield a settlement not yield a settlement.

3.	Request for disclosure of documents according to Section 198A of the Companies Law– On February 8, 2023, Mr. Yuval Lev (the “Petitioner”) filed a motion for discovery under Section 198A of the Companies Law (the “Discovery Motion”) against the Company in the District Court in Tel Aviv in connection with a claim concerning the Company’s release of the Clover Wolf Fund from its obligation to participate in the PIPE Financing. On April 4, 2023, the Petitioner filed an amended motion for discovery (the “Amended Discovery Motion”) in which it demanded the disclosure of an exhaustive list of documents relating to the PIPE Financing, asserting that the Company’s alleged actions demonstrate a violation of the duties of care and trust imposed on the officers and the directors of the Company by the Companies Law, 1999, as well as an alleged basis for pursuing legal action against additional third parties. On April 10, 2024, the Company filed a response to the Amended Discovery Motion in which it requested that the confidentiality of certain items of its response be maintained. The court subsequently determined that temporary confidentiality would be maintained and ordered the Petitioner to respond to the Company’s response by September 8, 2024. The preliminary hearing is set for November 7, 2024. At this preliminary stage, it is not possible to assess the chances of the Amended Discovery Motion being granted.

4.

A similar motion to for disclosure of documents according to section 198a of the Companies Law was filed on July 7, 2024, by Mr. Uri Dahan (the “Petitioner”) under Section 198A of the Companies Law (the “Discovery Motion”) against the Company in the District Court in Tel Aviv in connection with a claim concerning the Company’s release of the Clover Wolf Fund from its obligation to participate in the PIPE Financing. On July 8, 2024 the Court ruled that due to the similarities to the Lev motion detailed above, the Petitioner will discuss its position with the petitioner in the Lev Discovery Motion and report back to the Court. On July 28, 2024, the Court ruled that the Petitioner should provide to the court further details regarding its attempt to receive information from Lev, and stated that it is likely that the court would instruct both petitioners to share the details of their motions with each other.

5.	PIPE Financing Litigation–- On March 6, 2023, Mr. Maj’haj Avner (the “Applicant”) filed a class action certification motion (the “Motion to Certify”) against the Company and eight additional respondents in the District Court in Tel Aviv, alleging that the Company’s public announcement that it received irrevocable investment commitments as part of the PIPE Financing was false. The Applicant seeks to represent anyone who purchased the Company’s ordinary shares after the announcement of the Reverse Recapitalization in March 2022 until the end of February 23, 2023, which was the last trading day of the Company’s ordinary shares on the TASE. The Applicant claims personal damages in the amount of NIS 50,752, while the claim for the alleged damage for the members of the affected group was valued at a total of more than NIS 2,500 thousand. The Motion to Certify also asserts that the Company’s alleged actions demonstrate a violation of the duties of care and trust imposed on the officers and the directors of the Company by the Companies Law, a violation of disclosure obligations under the Israeli Securities Law, and a violation of other statutory duties. On January 30, 2024, eight respondents filed a motion to dismiss outright the Motion to Certify (the “Motion to Dismiss”) as well as a Motion to extend the deadline for filing the Company’s response to the Motion to Certify. The court ultimately rejected the Motion to Dismiss at a hearing on March 24, 2024. On June 2, 2024, eight respondents filed their response to the Motion to Certify in which they requested that the confidentiality of certain items of its response be maintained which request was subsequently granted by the court. On July 2, 2024, the Applicant responded to the response filed by the eight respondents and on July 9, 2024, sent the eight respondents a demand for disclosure of documents (the “Disclosure Request”). At a hearing held on July 10, 2024, the court recommended that three respondents be removed from the Motion to Certify and the Applicant waive all cause of action that do not relate to the Securities Law which recommendations the Applicant subsequently adopted. At the same hearing, the court ordered five of the respondents to respond to the Disclosure Request by August 11, 2024 and that if the Applicant does not receive a satisfactory response to the Disclosure Request by such date, the Applicant should submit to the court a motion for discovery of documents by September 1, 2024, to which the respondents would be required to respond by September 30, 2024. The Company was also instructed to inform the court by September 23, 2024, if it still stands by its motion regarding confidentiality. A preliminary hearing was set for November 4, 2024.

6.	Oppenheimer Suit - On June 12, 2023, Oppenheimer & Co., Inc. (“Oppenheimer”) filed a claim against the Company in the United States District Court for the Southern District of New York alleging, among other things, breach of contract, breach of covenant of good faith and fair dealing and quantum meruit, in connection with investment banking advice and services provided by Oppenheimer in connection with the Company’s business combination with Mount Rainier Acquisition Corp. The complaint alleges that the Company owes Oppenheimer in excess of $12,000 thousand (as well as its costs and legal fees associated with the claim) with regards to the business combination, pursuant to a financial advisory agreement entered into by and between Oppenheimer and the Company in December 2021. The Company is in discussions with Oppenheimer regarding settlement of this case.

7.	Dominion Capital Suit - In December 2023, Dominion Capital LLC, a sponsor of the SPAC, Mount Rainier Acquisition Corp., sued the Company in a New York State Court alleging that the Company failed to repay $2,500 thousand that the sponsor allegedly disbursed to the Company pursuant to a promissory note. The sponsor asserts that it is entitled to damages in the amount of the loan principal plus interest and attorneys’ fees. The Company is defending itself vigorously. In the same action, the Company countersued the sponsor alleging various misconduct aimed at harming the Company. The sponsor moved to dismiss the Company’s counterclaim on the grounds that the Company has failed to state a claim against it. The Court granted the sponsor’s motion to dismiss. The Company is evaluating the Court’s decision and potential grounds for appeal.

8.	Dominion Insolvency Petition – On April 10, 2024, Dominion Capital LLC, based upon the lawsuit filed in New York, submitted to the Tel Aviv District Court a petition to declare the Company insolvent. No response has yet been submitted. The preliminary hearing is set for October 7, 2024.

9.	All Ways Gateport Ltd. - On November 6, 2023, All Ways Gateport Ltd submitted to the Tel Aviv District Court a petition to declare the Comsec Disribution Ltd. (a subsidiary of the Company) insolvent due to an paid debt of USD 71,615. No response has yet been filed and a hearing is scheduled for September 29, 2024.

10.

Class Action Suit – HUB Cyber Security Ltd. 1:23-cv-05764 (S.D.N.Y.): This case consolidates into one securities class action the complaints filed in the cases styled Efrat Investments LLC et al. v. Hub Cyber Security Ltd., and Green v. Hub Cyber Security Ltd. f/k/a Hub Cyber Security (Israel) Ltd., et al. This action names the Company and current and former officers and directors of the Company (including Eyal Moshe, Hugo Goldman, Uzi Moscovich, Zeev Zell, Moshe Raines, Manish Agarwal, and Moti Franko, “Individual Defendants”) as defendants (collectively, “Class Action Defendants”). Certain shareholders—individuals and entities that purchased or otherwise acquired Company securities pursuant to and/or traceable to the offering materials issued in connection with the Transaction—have alleged that the Class Action Defendants made material misstatements and omissions in the offering materials issued in connection with the Transaction. The shareholders have alleged that the offering materials incorrectly stated that Hub Cyber Security (Israel) Ltd. had secured a committed financing arrangement, contained material misstatements and omissions concerning the Company’s internal controls and misuse of Company funds, and contained materially misleading information concerning the Company’s product. The shareholders seek damages from the Class Action Defendants and/or tender their shares to Class Action Defendants for recovery of the consideration paid therefor. The Company is defending itself vigorously, and has moved to dismiss the action on the grounds that the shareholders lack standing to sue and have failed to state a claim against the Company.

11.

Employee Claims - Two of the Company’s former US employees filed claims in the cumulative amount of approximately $350 thousand in the aggregate related to lost wages, amounts due pursuant to employment agreements and unlawful termination. The claims have since been settled.

Additionally, a few former Israeli employees filed a claim in the Tel Aviv Labor Court:

(a)	A former employee filed a claim against Comsec Ltd. (a subsidiary of the Company) in the amount of NIS 847 thousand alleging unlawful termination and entitlement to various employment rights, including, but not limited to, unlawful termination compensation, severance pay, advanced notice compensation, and bonuses according to the employment agreement. On December 26, 2023, Comsec submitted its statement of defense, denied, and rejected the plaintiff’s claims and demands. A preliminary hearing occurred on March 13, 2024. The plaintiff filed an affidavit with the court on May 27, 2024 and Comsec is required to submit an affidavit by September 15, 2024.

(b)	An additional former Israeli employee filed a claim in the Tel Aviv Labor Court against the Company in the amount of NIS 272 thousand. The plaintiff alleges that this amount is owed to him due to violation of the employment agreement signed with him. The plaintiff claims a signing bonus that he claims was not paid to him, an unconditional quarterly bonus including social benefits for him, and the registration of 20,000 RSUs in his name, compensation for bad faith and misrepresentation. A preliminary hearing is set for February 2, 2025. The deadline for filing a statement of defense has been postponed to September 15, 2024.

(c)	An additional former employee filed a claim on July 23, 2024 with regards to alleged missing pension and social benefits payments, in the aggregated amount of NIS 17 thousand. A statement of defense is scheduled to be filed by the Company by October 6, 2024, and a settlement in the claim is expected to be reached by that date.

d.	Services Agreement: A-Labs Finance and Advisory Ltd (“A-Labs”)

In July 2021, the Company entered into a Financial Advisory Services Agreement (the “A-Labs Agreement”) with A-Labs Finance and Advisory Ltd. (“A-Labs”), pursuant to which, the Company engaged A-Labs to perform, on an exclusive basis, certain consultation services in the domain of fundraising from investors and capital markets activities. In return for these services the Company committed to pay A-Labs a fee amounting to 5% of any funds raised from investors named on a specified schedule thereto, along with warrants to purchase the Company’s ordinary shares computed as 5% of the raised amount divided by the price per share as determined in the relevant fundraising transaction. During the term of the A-Labs Agreement, the Company paid a total of $4,200 thousand to A-Labs as commission for funds raised and issued to A-Labs a total of 4,076,923 warrants to purchase the Company’s ordinary shares.

In addition, pursuant to the Agreement, the Company agreed to pay to A-Labs a monthly payment of $70,000 and an additional sum designated as a “Marketing (in the sense of Capital markets fundraising activities) Budget”, of up to $280 thousand. The Marketing Budget was aimed for attracting investors to buy the Company’s shares, for capital fundraising and capital markets activities and is to be reviewed monthly based on the activities and efforts conducted by A-Labs for the Company.

Additionally, pursuant to the A-Labs Agreement, for the period of 12 months following the specification of such business partner in an annex to the A-Labs Agreement, the Company is obligated to pay to A-Labs a fee equal to 5% of any non-refundable and recognized revenues that the Company received from such specified business partners. To date, A-Labs has not pursued any efforts related to the development of these business relationships and as a result no fees have been paid to A-Labs pursuant to this provision of the A-Labs Agreement.

During the period from July 2021 through March 2023, the Company paid to A-Labs a total of $4,200 thousand in cash. The Company sees part of these payments as an incremental and direct cost for attracting investors and raising capital, therefore the Company capitalized the relevant portion of these payments and deduct it from the Share capital and premium in the Consolidated Statements of Changes in Equity, upon the occurrence of its financing rounds.

Additionally, in March 2023, a total amount of $2,200 thousand that was owed to A-Labs pursuant to the A-Labs Agreement was converted into the Company’s ordinary shares at a conversion price of $10 per ordinary share. This conversion of amounts the Company owed to A-Labs under the A-Labs Agreement, was affected to partially satisfy the commitment that A-Labs made to purchase $20,000 thousand of the Company’s ordinary shares in the PIPE Financing.

In December 2022, the Company amended the A-Labs Agreement to provide that for each financing transaction closed, in addition to paying a commission to A-Labs in cash, the Company would be required to issue warrants to purchase ordinary shares in an amount equal to the cash consideration that would otherwise be payable under the A-Labs Agreement divided by 4.81, which warrants shall be exercisable for 4 years and at an exercise price of NIS 4.81 (regardless of the price per share paid by investors in the relevant financing transaction).

Additionally, the Company committed to provide compensation under the A-Labs Agreement for all investors with whom the Company would enter into a financing transaction prior to the Company’s shares being listed for trading on the Nasdaq regardless of whether such investors were introduced to the Company by A-Labs.

In each of September 2022 and January 2023, the Company paid to A-Labs an additional commission of $50 thousand in exchange for extra services provided by A-Labs over the course of certain fund raising efforts and loan issuances. Additionally, as part of the Shayna Loans (as defined below), the Company paid to A-Labs commissions totaling $140 thousand for services provided as part of the fund raising efforts.

The term of the A-Labs Agreement was for 12 months following the execution in July 2021, provided that the A-Labs Agreement will automatically renew for additional 12 month terms unless either Party provides written notice to the other Party of its intention not to renew at least 30 days prior to the end of such initial 12 month term or any renewed terms. Additionally, the A-Labs Agreement may be terminated by either party upon a minimum of 30 days prior written notice.

In August 2023, the Company has received from A-Labs a waiver of the retainer fees for the services.